General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

A.	General

(1)	Check Cap Ltd. (the “Company”) was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Avenue, Isfiya 3009000, Israel.

(2)	The Company has three wholly-owned subsidiaries: Check-Cap US, Inc., incorporated under the laws of the State of Delaware on May 15, 2015; Check-Cap Canada Inc., incorporated on April 9, 2024, and CC Merger Sub Inc., incorporated under the laws of the State of Nevada on September 9, 2025.

(3)	The Company was engaged in a clinical-stage medical diagnostics company that aimed to redefine colorectal cancer (CRC) screening through the introduction of C-Scan®, a screening test designed to detect polyps before they may transform into colorectal cancer. C-Scan uses an ultra-low dose X-ray capsule, an integrated positioning, control and recording system, as well as proprietary software to generate a 3D map of the inner lining of the colon. C-Scan is non-invasive and requires no preparation or sedation.

(4)	On March 21, 2023, the Company announced that the most recent efficacy results from its calibration studies did not meet the goal required to proceed to the powered portion of the U.S. pivotal study. On June 6, 2023, the Company’s Board of Directors determined it was appropriate to pursue strategic options, approved a significant reduction in workforce, discontinued the calibration studies, and concentrated resources on strategic alternatives.

(5)	On December 24, 2023, the Company received a notice terminating the Keystone BCA pursuant to Section 10.1(e) thereof, in light of the failure by the Company’s shareholders to approve the transaction at the December 18, 2023 Annual General Meeting. At the same meeting, the then-existing Board of Directors was replaced by five new board members.

(6)	Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets, and raising capital. The Company has not yet generated revenues from operations.

(7)	On March 25, 2024, the Company entered into a business combination agreement (the “Apollo BCA”) with Apollo Technology Capital Corporation (formerly known as Nobul AI Corp.) (“Apollo”), a private Ontario corporation. Subsequently, the Company’s primary strategic focus shifted to a proposed business combination with MBody AI Corp., a Nevada corporation (“MBody AI”) (the “Merger”). On November 17, 2025, the Company held a special general meeting of shareholders at which approximately 98% of votes cast were in favor of the Merger. The Merger is expected to transform the Company into a Nasdaq-listed embodied-AI enterprise, subject to final regulatory and procedural conditions. See Note 19 – Subsequent Events.
(8)	During the year ended December 31, 2024, the Company entered into a series of financing arrangements with Apollo in connection with the Apollo BCA. On September 8, 2024, the Board approved the First Apollo Loan ($6,000, 5% per annum) and an amendment to the Apollo BCA requiring the Company to deposit $11,000 into a segregated bank account at the Royal Bank of Canada (the “Segregated Account”) for Apollo business activities.

On December 23, 2024, the Board approved the Second Apollo Loan ($6,000). As of December 31, 2024, $2,100 of the Segregated Account had been used by Apollo for acquisition targets and growth initiatives; $700 had been used for certain Company expenses; and $2,200 remained in the Segregated Account.

In July 2025, in connection with the audit of the Company’s December 31, 2024 financial statements, the Company reclassified the $2,100 as the Third Apollo Loan and the $2,200 as the Fourth Apollo Loan, each on the same terms as the First Apollo Loan. See Note 19 – Subsequent Events.

Also in July 2025, management evaluated the recoverability of the Apollo Loans (First through Fourth) in accordance with ASC 326, Financial Instruments – Credit Losses, and recorded a full allowance for credit losses on the Apollo Loans as of December 31, 2024. As of the date of issuance of these financial statements, the Apollo Loans are contractually current and not in default. See Note 14.

(9)	The Company’s ordinary shares are listed on the Nasdaq Capital Market under the symbol “MBAI” (formerly “CHEK”, prior to December 2, 2025). The Company has conducted multiple registered direct offerings and warrant exercise transactions since its IPO on February 24, 2015. The Company’s Series A Warrants expired on February 24, 2020 and Series C Warrants expired on May 8, 2023.

(10)	The consolidated financial statements include the accounts of Check Cap Ltd., Check-Cap US, Inc., and Check-Cap Canada Inc. All intercompany transactions and balances have been eliminated.

(11)	Effective November 23, 2022, the Company effected a 1-for-20 reverse share split. All share and per-share amounts in these financial statements have been retroactively adjusted.

(12)	Following the October 7, 2023 attacks in Israel, the country has been involved in ongoing military conflicts. Although certain ceasefire agreements have been reached, the situation remains volatile with potential for escalation. The Company continues to monitor developments and their potential impact on operations.